LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
LEASES

9. LEASES

The Company leases office space, office equipment, refinery support facilities and equipment, railcars and other logistics assets primarily under non-cancelable operating leases, with terms typically ranging from one to twenty years, subject to certain renewal options as applicable. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of lease liabilities and right-of-use assets. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Interest expense for finance leases is incurred based on the carrying value of the lease liability. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company must discount lease payments based on an estimate of its incremental borrowing rate.

For substantially all classes of underlying assets, the Company has elected the practical expedient not to separate lease and non-lease components, which allows for combining the components if certain criteria are met. For certain leases of refinery support facilities, which have commenced subsequent to the year ended December 31, 2019, the Company accounts for the non-lease service component separately. There are no material residual value guarantees associated with any of the Company’s leases. There are no significant restrictions or covenants included in the Company’s lease agreements other than those that are customary in such arrangements. Certain of the Company’s leases, primarily for the Company’s commercial and logistics asset classes, include provisions for variable payments. These variable payments are typically determined based on a measure of throughput or actual days the asset has operated during the contract term or another measure of usage and are not included in the initial measurement of lease liabilities and right of use assets.

Lease Position as of June 30, 2020 and December 31, 2019

The table below presents the lease related assets and liabilities recorded on the Company’s Condensed Consolidated Balance Sheets for the periods presented:

(in millions)	Classification on the Balance Sheet	June 30, 2020	December 31, 2019
Assets
Operating lease assets - third party	Lease right of use assets - third party	$407.4	$306.1
Operating lease assets - affiliate	Lease right of use assets - affiliate	611.7	650.3
Finance lease assets	Lease right of use assets - third party	81.3	24.2

Total lease right of use assets		$1,100.4	$980.6

Liabilities
Current liabilities:
Operating lease liabilities - third party	Current operating lease liabilities - third party	$148.5	$72.0
Operating lease liabilities - affiliate	Current operating lease liabilities - affiliate	82.2	79.2
Finance lease liabilities - third party	Accrued expenses	12.8	6.5
Noncurrent liabilities:
Operating lease liabilities - third party	Long-term operating lease liabilities - third party	257.2	232.9
Operating lease liabilities - affiliate	Long-term operating lease liabilities - affiliate	529.4	571.1
Finance lease liabilities - third party	Long-term financing lease liabilities - third party	70.0	18.4

Total lease liabilities		$1,100.1	$980.1

Lease Costs

The table below provides certain information related to costs for the Company’s leases for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
Lease Costs (in millions)	2020	2019	2020	2019
Components of total lease costs:
Finance lease cost
Amortization of lease right of use assets	$3.6	$0.4	$6.5	$0.4
Interest on lease liabilities	1.1	0.2	2.0	0.2
Operating lease cost	74.2	62.9	134.7	116.2
Short-term lease cost	26.6	25.1	48.6	48.4
Variable lease cost	8.2	4.1	18.8	14.2

Total lease costs	$113.7	$92.7	$210.6	$179.4

Sale-leaseback Transactions

On April 17, 2020, the Company closed on the sale of five hydrogen plants to Air Products and Chemicals, Inc. (“Air Products”) in a sale-leaseback transaction for gross cash proceeds of $530.0 million and recognized a gain of $471.1 million. In connection with the sale, the Company entered into a transition services agreement through which Air Products will exclusively supply hydrogen, steam, carbon dioxide and other products (the “Products”) to the Martinez, Torrance and Delaware City refineries for a specified period (not expected to exceed 18 months) until the parties agree on a long-term supply agreement for the Products. The transition services agreement also requires certain maintenance and operating activities to be provided by PBF Holding, for which the Company will be reimbursed, during the term of the agreement.

Other Information

The table below provides supplemental cash flow information related to leases for the periods presented (in millions):

	Six Months Ended June 30,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$135.2	$108.4
Operating cash flows for finance leases	2.0	0.2
Financing cash flows for finance leases	5.7	0.2
Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets	224.3	160.1

Lease Term and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and weighted average discount rate for the Company’s leases as of June 30, 2020:

Weighted average remaining lease term - operating leases	7.8 years
Weighted average remaining lease term - finance leases	7.6 years
Weighted average discount rate - operating leases	7.5%
Weighted average discount rate - finance leases	5.3%

Undiscounted Cash Flows

The table below reconciles the fixed component of the undiscounted cash flows for each of the periods presented to the lease liabilities recorded on the Condensed Consolidated Balance Sheets as of June 30, 2020:

Amounts due within twelve months of June 30, (in millions)	Finance Leases	Operating Leases
2020	$16.8	$299.0
2021	13.9	210.7
2022	11.1	173.3
2023	11.1	159.4
2024	11.1	142.5
Thereafter	37.0	396.6

Total minimum lease payments	101.0	1,381.5
Less: effect of discounting	18.2	364.2

Present value of future minimum lease payments	82.8	1,017.3
Less: current obligations under leases	12.8	230.7

Long-term lease obligations	$70.0	$786.6

As of June 30, 2020, the Company entered into certain leases that had not yet commenced. Such leases include a 15-year lease for hydrogen supply, with future payments estimated to total approximately $212.6 million, which commenced in the third quarter of 2020. No other such pending leases, either individually or in the aggregate, are material. There are no material lease arrangements in which the Company is the lessor.

In the normal course of business, the Company enters into certain affiliate lease arrangements with PBFX for the use of certain storage, terminaling and pipeline assets. The Company believes that the terms and conditions under these leases are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. The terms for these affiliate leases generally range from seven to fifteen years. The Company uses the same methodology for discounting the lease payments on affiliate leases as it does for third party leases as described above. For the three and six months ended June 30, 2020, the Company incurred operating lease costs related to affiliate operating leases of $32.2 million and $64.5 million, respectively. For the three and six months ended June 30, 2019, the Company incurred operating lease costs related to affiliate operating leases of $36.7 million and $64.0 million, respectively.

11.	LEASES

The Company leases office space, office equipment, refinery facilities and equipment, railcars and other logistics assets primarily under non-cancelable operating leases, with terms typically ranging from one to twenty years, subject to certain renewal options as applicable. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of lease liabilities and right-of-use assets. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Interest expense for finance leases is incurred based on the carrying value of the lease liability. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company must discount lease payments based on an estimate of its incremental borrowing rate.

The Company does not separate lease and nonlease components of contracts for any of its asset classes. There are no material residual value guarantees associated with any of the Company’s leases. There are no significant restrictions or covenants included in the Company’s lease agreements other than those that are customary in such arrangements. Certain of the Company’s leases, primarily for the Company’s commercial and logistics asset classes, include provisions for variable payments. These variable payments are typically determined based on a measure of throughput or actual days the asset is operated during the contract term or another measure of usage and are not included in the initial measurement of lease liabilities and right-of-use assets.

Lease Position as of December 31, 2019

The table below presents the lease related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of December 31, 2019:

(in millions)	Classification on the Balance Sheet	December 31, 2019
Assets
Operating lease assets - third party	Operating lease right of use assets - third party	$306.1
Operating lease assets - affiliate	Operating lease right of use assets - affiliate	650.3
Finance lease assets	Deferred charges and other assets, net	24.2

Total lease right of use assets		$980.6

Liabilities
Current liabilities:
Operating lease liabilities - third party	Current operating lease liabilities - third party	$72.0
Operating lease liabilities - affiliate	Current operating lease liabilities - affiliate	79.2
Finance lease liabilities - third party	Accrued expenses	6.5
Noncurrent liabilities:
Operating lease liabilities - third party	Long-term operating lease liabilities - third party	232.9
Operating lease liabilities - affiliate	Long-term operating lease liabilities - affiliate	571.1
Finance lease liabilities - third party	Other long-term liabilities	18.4

Total lease liabilities		$980.1

Lease Costs

The table below presents certain information related to costs for the Company’s leases for the year ended December 31, 2019:

Lease Costs (in millions)	Year Ended December 31, 2019
Components of total lease costs:
Finance lease costs
Amortization of lease right of use assets	$2.0
Interest on lease liabilities	0.8
Operating lease costs	239.6
Short-term lease costs	89.2
Variable lease costs	31.6

Total lease costs	$363.2

There were no net gains or losses on any sale-leaseback transactions for the year ended December 31, 2019.

Other Information

The table below presents supplemental cash flow information related to leases for the year ended December 31, 2019 (in millions):

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$241.1
Operating cash flows for finance leases	0.8
Financing cash flows for finance leases	1.4
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets	340.2

Lease Term and Discount Rate

The table below presents certain information related to the weighted average remaining lease term and weighted average discount rate for the Company’s leases as of December 31, 2019:

Weighted average remaining lease term - operating leases	8.8 years
Weighted average remaining lease term - finance leases	6.1 years
Weighted average discount rate - operating leases	7.95%
Weighted average discount rate - finance leases	5.98%

Undiscounted Cash Flows

The table below reconciles the fixed component of the undiscounted cash flows for each of the periods presented to the lease liabilities recorded on the Consolidated Balance Sheets as of December 31, 2019:

Amounts due in the year ended December 31, (in millions)	Finance Leases	Operating Leases
2020	$7.8	$222.4
2021	7.8	188.3
2022	2.0	168.9
2023	2.0	159.2
2024	2.0	159.6
Thereafter	8.8	449.9

Total minimum lease payments	30.4	1,348.3
Less: effect of discounting	5.5	393.1

Present value of future minimum lease payments	24.9	955.2
Less: current obligations under leases	6.5	151.2

Long-term lease obligations	$18.4	$804.0

As of December 31, 2019, the Company has entered into certain leases that have not yet commenced. Such leases include a 15-year lease for hydrogen supply, with future lease payments estimated to total approximately $212.6 million, expected to commence in the second quarter of 2020. No other such pending leases, either individually or in the aggregate, are material. There are no material lease arrangements in which the Company is the lessor.

In the normal course of business, the Company enters into certain affiliate lease arrangements with PBFX for the use of certain storage, terminaling and pipeline assets. The Company believes the terms and conditions under these leases are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. The terms for these affiliate leases generally range from seven to fifteen years. The Company uses the same methodology for discounting the lease payments on affiliate leases as it does for third party leases as described above. For the year ended December 31, 2019, the Company incurred operating lease costs, related to affiliate operating leases, of $130.0 million. As of December 31, 2019, the Company had recorded right-of-use assets, short-term lease obligations and long-term lease obligations of $650.3 million, $79.2 million and $571.1 million, respectively, associated with these affiliate operating leases.